UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                       FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: McAdams Wright Ragen, Inc.
Address:    925 Fourth Avenue, Suite 3900
            Seattle, WA  98104

Form 13F File Number:   028-13472

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Michelle E. Heyne
Title:      Chief Compliance Officer
Phone:      (206) 664-8865

Signature, Place and Date of Signing:

      Michelle E. Heyne                   Seattle, WA       Nov 13, 2009
            [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

___ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

X 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

      Form 13F File Number          Name
      29-06910                      Ken Roberts Investment Management Inc.
      28-13411                      Envestnet Asset Management Inc.

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         97

Form 13F Information Table Value Total:         $83,206


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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

NAME OF ISSUER                 TITLE   CUSIP        VALUE X1000 SHARES              INV.    OTHER   VOTING AUTH
                               OF                                                   DISC.   MGR
                               CLASS
                                                                                                    SOLE     SHR     NONE

3M COMPANY                       COM    88579Y101          2063         27950        SOLE                               27950
ABB LTD SPONSORED ADR            COM    000375204           646         32240        SOLE                               32240
ABERDEEN ASIA PAC INC FUND       COM    003009107           914        147527        SOLE                              147527
ALASKA AIR GROUP                 COM    011659109           447         16700        SOLE                               16700
ALLIANCE BERNSTEIN INCOME FUND   COM    01881E101           288         34800        SOLE                               34800
AMERICAN WATER WORKS CO INC      COM    030420103           375         18800        SOLE                               18800
AMGEN INC                        COM    031162100           813         13492        SOLE                               13492
ANTARES PHARMA INC               COM    036642106           181        163000        SOLE                              163000
AVISTA CORP                      COM    05379B107           245         12100        SOLE                               12100
BERKSHIRE HATHAWAY INC CL B      COM    084670207           512           154        SOLE                                 154
BOEING CO                        COM    097023105           637         11765        SOLE                               11765
BOSTON SCIENTIFIC CORP           COM    101137107           713         67313        SOLE                               67313
BP PLC SPON ADR                  COM    055622104           590         11080        SOLE                               11080
CANADIAN PAC RAILWAY LTD         COM    13645T100           404          8650        SOLE                                8650
CASCADE FINL CORP                COM    147272108            26         15290        SOLE                               15290
CHEVRON CORP NEW                 COM    166764100          1290         18309        SOLE                               18309
CHICAGO BRIDGE & IRON CO NV      COM    167250109           229         12250        SOLE                               12250
CISCO SYS INC                    COM    17275R102           256         10875        SOLE                               10875
CITIGROUP INC                    COM    172967101            98         20300        SOLE                               20300
COMCAST CORP NEW CL A            COM    20030N101          1634         96824        SOLE                               96824
CONCUR TECHNOLOGIES INC          COM    206708109          1107         27850        SOLE                               27850
CONOCOPHILLIPS                   COM    20825C104           515         11406        SOLE                               11406
CORNING INC                      COM    219350105           168         10950        SOLE                               10950
COSTCO WHOLESALE CORP            COM    22160K105           827         14662        SOLE                               14662
DEAN FOODS CO                    COM    242370104           231         13000        SOLE                               13000
DU PONT EI DE NEMOURS & CO       COM    263534109           893         27800        SOLE                               27800
DURECT CORP COM                  COM    266605104            29         11000        SOLE                               11000
EL PASO PIPELINE PARTNERS LP     COM    283702108           843         40675        SOLE                               40675
EXPEDITORS INTL WASH INC         COM    302130109          1765         50205        SOLE                               50205
FORD MOTOR CO CAP TR II TR       PFD    345395206           227          7520        SOLE                                7520
FORWARD AIR CORP                 COM    349853101           740         31960        SOLE                               31960
GENERAL ELECTRIC CO              COM    369604103          1215         73979        SOLE                               73979
GLAXOSMITHKLINE PLC SPON ADR     COM    37733W105          1031         26092        SOLE                               26092
GLOBAL INDS LTD                  COM    379336100           232         24450        SOLE                               24450
GRACO INC                        COM    384109104          1129         40510        SOLE                               40510
HEINZ HJ CO                      COM    423074103           566         14230        SOLE                               14230
HERSHEY CO                       COM    427866108           733         18875        SOLE                               18875
HOME DEPOT INC                   COM    437076102          1314         49332        SOLE                               49332
INTEL CORP                       COM    458140100          2738        139901        SOLE                              139901
ITNL RECTIFIER CORP              COM    460254105           410         21050        SOLE                               21050
JOHNSON & JOHNSON                COM    478160104          2467         40516        SOLE                               40516
KIMBERLY CLARK CORP              COM    494368103          2996         50795        SOLE                               50795
KRAFT FOODS INC CL A             COM    50075N104           882         33584        SOLE                               33584
LML PAYMENT SYSTEMS INC          COM    50208P109            12         13500        SOLE                               13500
LSI CORP                         COM    502161102            60         11000        SOLE                               11000
M&T BANK CORP                    COM    55261F104          1324         21240        SOLE                               21240
MEDTRONIC CORP                   COM    585055106          1264         34335        SOLE                               34335
MICRON TECHNOLOGY                COM    595112103           415         50575        SOLE                               50575
MICROSOFT CORP                   COM    594918104          5412        210401        SOLE                              210401
MORGAN STANLEY ASIA PACIFIC FD   COM    61744U106           831         56900        SOLE                               56900
MURPHY OIL CORP                  COM    626717102           762         13241        SOLE                               13241
NEW YORKCOMMUNITY BANCORP        COM    649445103           490         42900        SOLE                               42900
NEWELL RUBBERMAID INC            COM    651229106           883         56250        SOLE                               56250
NEWMONT MNG CORP HLDG            COM    651639106           361          8190        SOLE                                8190
NOKIA CORP ADR                   COM    654902204           350         23920        SOLE                               23920
NORDSTROM INC                    COM    655664100           307         10050        SOLE                               10050
NUVEEN MUN VALUE FD              COM    670928100           128         12900        SOLE                               12900
PACCAR INC                       COM    693718108          1016         26930        SOLE                               26930
PALL CORP                        COM    696429307           399         12350        SOLE                               12350
PARDEE RESOURCES CO              COM    699437109           206          1150        SOLE                                1150
PENN VA RESOURCE PARTNERS LC     COM    707884102           975         56900        SOLE                               56900
PEPSICO INC                      COM    713448108          2770         47229        SOLE                               47229
PFIZER INC                       COM    717081103           982         59360        SOLE                               59360
PLUM CREEK TIMBER CO INC         COM    729251108           475         15500        SOLE                               15500
PNM RESOURCES INC                COM    69349H107           967         82780        SOLE                               82780
POTLATCH CORP NEW COM            COM    737630103           771         27105        SOLE                               27105
PROSHARES ULTRA REAL ESTATE      COM    74347R677           120         20000        SOLE                               20000
RAYONIER INC                     COM    754907103           321          7850        SOLE                                7850
ROYAL DUTCH SHELL PLC SPON ADR   COM    780259107           934         16755        SOLE                               16755
SAFEWAY INC                      COM    786514208           722         36615        SOLE                               36615
SARA LEE CORP                    COM    803111103           720         64600        SOLE                               64600
SMUCKER JM CO NEW                COM    832696405           614         11590        SOLE                               11590
SOUTHERN CO                      COM    842587107           228          7185        SOLE                                7185
SPRINT NEXTEL CORP               COM    852061100           467        118351        SOLE                              118351
STARBUCKS CORP                   COM    855244109          1094         52995        SOLE                               52995
STERLING FINL CORP WASH          COM    859319105           110         55000        SOLE                               55000
SWISS HELVETIA FUND INC          COM    870875101           367         30423        SOLE                               30423
SYSCO CORP                       COM    871829107          1069         43036        SOLE                               43036
TALBOTS INC                      COM    874161102           231         25000        SOLE                               25000
TARGET CORP                      COM    887612E106          513         11000        SOLE                               11000
TEMPLETON GLOBAL INCOME FD INC   COM    880198106           116         12506        SOLE                               12506
TEPPCO PARTNERS LTD              MLP    872384102          2351         67720        SOLE                               67720
TEVA PHARMACEUTICAL INDS LTD A   COM    881624209           783         15485        SOLE                               15485
THERMO FISHER SCIENTIFIC INC     COM    883556102           505         11555        SOLE                               11555
TIMKEN CO                        COM    887389104           443         18900        SOLE                               18900
UMPQUA HOLDINGS CORP             COM    904214103           160         15100        SOLE                               15100
UNITED PARCEL SVC INC CL B       COM    911312106           342          6050        SOLE                                6050
US BANCORP DEL                   COM    902973304           741         33893        SOLE                               33893
VERIZON COMMUNICATIONS           COM    92343V104          2509         82885        SOLE                               82885
WTB FINL CORP CMT CL B           COM    929334209           672          8958        SOLE                                8958
WAL-MART STORES INC              COM    931142103           393          8000        SOLE                                8000
WASHINGTON FEDERAL INC           COM    938824109          3174        188259        SOLE                              188259
WEYERHAUSER CO                   COM    962166104          1592         43440        SOLE                               43440
WHIRLPOOL CORP                   COM    963320106          1274         18210        SOLE                               18210
WILEY JOHN & SONS INC CL A       COM    968223206           365         10500        SOLE                               10500
WYETH                            COM    983024100          2905         59805        SOLE                               59805
YAHOO INC                        COM    984332106           792         44450        SOLE                               44450



Q:\EDGAR EasePlus\5538-1 McAdams\mcAdams13f-3rd09\mcadams13f-3rd09.rtf